Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for issuance	172,033,000
Common stock, shares, outstanding	37,075,000	100,193,000
Contractual term	6 years 1 month 6 days
Expected dividend rate		0.00%
Weighted average grant date fair value per share	$ 6.19	$ 3.07	$ 1.18
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 890,000
Unrecognized share-based compensation expense, remaining weighted-average vesting periods	3 years 9 months 18 days
Employee Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for issuance	1,250,000
Percentage of outstanding shares of common stock	1.00%
Common stock, shares, outstanding	1,250,000
Eligible compensation under the Employee Stock Purchase Plan	15.00%
Eligible compensation under the Employee Stock Purchase Plan, amount	25,000
Purchase of maximum shares by employees under Employee Stock Purchase Plan	3,000
Shares available for issuance under the Employee Stock Purchase Plan	1,250,000
Unrecognized share-based compensation expense	728,000
Unrecognized share-based compensation expense, remaining weighted-average vesting periods	4 months 24 days
Employee Stock | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase price of Employee Stock Purchase Plan as a percentage of fair value	90.00%
Class A common stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares, outstanding	9,201,000	0
Two Thousand and Thirteen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for issuance	6,014,000
Percentage of outstanding shares of common stock	5.00%
Common stock, shares, outstanding	6,200,000
Graded vesting schedule, number of years continuous service	4 years
Contractual term	10 years
Expected dividend rate	0.00%
Unrecognized share-based compensation expense	$ 22,439,000	$ 9,587,000
Unrecognized share-based compensation expense, remaining weighted-average vesting periods	3 years	2 years 8 months 12 days
Two Thousand and Thirteen Equity Incentive Plan | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units issued	68,100
Restricted stock units issued vesting period	4 years
Weighted average grant date fair value per share	$ 17.22
Two Thousand and Thirteen Equity Incentive Plan | Class A common stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for issuance	6,200,000